GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Following the Company's acquisitions in 2024 and 2023, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2024 and 2023 are as follows:

	Year ended December 31, 2024
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2024	$1,471,606	$350,363	$1,821,969
Acquisitions (*)	30,833	—	30,833
Functional currency translation adjustments	(2,829)	(305)	(3,134)
As of December 31, 2024	$1,499,610	$350,058	$1,849,668
(*)Including adjustment of $3,743 resulting from the finalization of purchase price allocations with respect to 2023.

	Year ended December 31, 2023
	Customer Engagement	Financial Crime and Compliance	Total
As of January 1, 2023	$1,269,610	$347,508	$1,617,118
Acquisitions	194,990	1,885	196,875
Functional currency translation adjustments	7,006	970	7,976
As of December 31, 2023	$1,471,606	$350,363	$1,821,969